COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

The employment agreements for the Company’s Executive Chairman and CEO each contain termination provisions whereby if they are terminated without cause or following a material change, as defined therein, they will receive salary through the date of termination plus an additional 12 months, bonus that would be earned during the full year when the termination became effective (or a lump sum of 50% of the full target bonus), all stock options shall vest and healthcare benefits will continue for 12 months. The Company’s General Counsel’s employment agreement contains a twelve month severance payment in the instance of a termination without cause, as defined therein.

The QSAM License Agreement requires multiple milestone-based payments including: $60,000 and other expense reimbursements within 60 days of signing, which have been paid, up to $150,000 as the Technology advances through multiple stages of clinical trials, and $1.5 million upon commercialization. IGL will also receive equity in the form of a warrant in QSAM equal to 5% of the company to be issued within 60 days of signing, which has not yet been issued. Upon commercialization, IGL will receive an on-going royalty equal to 4.5% of Net Sales, as defined in the License Agreement, and between 10% and 50% of any Sublicense Consideration received by QSAM, as defined in the License Agreement and dependent on the stage of development of the technology (currently that amount is 25%). QSAM will also pay for ongoing patent filing and maintenance fees, and has certain requirements to defend the patents against infringement claims. In connection with the License Agreement, QSAM signed a two-year Consulting and Confidentiality Agreement (the “Consulting Agreement”) with IGL, which provides IGL with payments of $8,500 per month starting 60 days after signing. The Consulting Agreement is to provide QSAM with additional consulting and advisory services from the technology’s founders to assist in the clinical development of CycloSam. The Company has paid $60,000 under the QSAM License Agreement representing the full upfront license fee, as well $60,000 in expense reimbursements required under that agreement. The expense for three and nine months ended September 30, 2021 was $166,929 and $388,336, respectively, in additional related drug development costs to service providers including the fixed $8,500 monthly consulting fee, which has been reflected as research and development expenses on the unaudited condensed consolidated statements of operations.

Pursuant to a services agreement signed in 2018, an additional 6,000 warrants with a five-year term and exercisable at $1.00 per share are issuable to the provider but have not formally been issued as of September 30, 2021 and are not considered outstanding.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

The employment agreements for the Company’s new Executive Chairman and CEO each contain termination provisions whereby if they are terminated without cause or following a material change, as defined therein, they will receive salary through the date of termination plus an additional 12 months, bonus that would be earned during the full year when the termination became effective (or a lump sum of 50% of the full target bonus), all stock options shall vest and healthcare benefits will continue for 12 months.

The Company’s General Counsel’s employment agreement contains a 12 month severance payment in the instance of a termination without cause, as defined therein.

The QSAM License Agreement requires multiple milestone-based payments including: $60,000 and other expense reimbursements within 60 days of signing, which have been paid, up to $150,000 as the Technology advances through multiple stages of clinical trials, and $1.5 million upon commercialization. IGL will also receive equity in the form of a warrant in QSAM equal to 5% of the company to be issued within 60 days of signing, which has not yet been issued. Upon commercialization, IGL will receive an on-going royalty equal to 4.5% of Net Sales, as defined in the License Agreement, and up to 50% of any Sublicense Consideration received by QSAM, as defined in the License Agreement. QSAM will also pay for ongoing patent filing and maintenance fees, and has certain requirements to defend the patents against infringement claims. As of December 31, 2020, the Company has paid $60,000 under the QSAM License Agreement representing the full upfront license fee, as well $60,000 in expense reimbursements required under that agreement. Total costs of $120,000 paid under and in connection with this license, as well as an additional $86,943 in drug development costs paid to service providers, have been reflected as research and development expenses on the unaudited condensed consolidated statements of operations.

Pursuant to a services agreement signed in 2018, an additional 6,000 warrants with a five-year term and exercisable at 1.00 per share are issuable to the provider but have not formally been issued as of December 31, 2020 and are not considered outstanding.